Share-Based and Other Compensation Plans	12 Months Ended
Dec. 31, 2013
Share-Based and Other Compensation Plans

Note 5 Share-Based and Other Compensation Plans

On March 30, 2012, our board of directors adopted the amended and restated Intelsat Global, Ltd. 2008 Share Incentive Plan (the “2008 Equity Plan”). The 2008 Equity Plan provides for a variety of equity-based awards with respect to former Class A Shares and Class B Shares, including non-qualified share options, incentive share options (within the meaning of Section 422 of the United States Internal Revenue Service Tax Code), restricted share awards, restricted share unit awards, share appreciation rights, phantom share awards and performance-based awards, and also with respect to former Class A Shares available for issuance pursuant to the vesting and / or exercise of certain options and restricted share awards granted under the Intelsat Holdings, Ltd. 2005 Share Incentive Plan. Prior to March 30, 2012, the 2008 Equity Plan provided for awards for shares of Intelsat Global S.A., then our ultimate parent, which adopted the 2008 Equity Plan in May 2009.

In connection with the IPO, in April 2013, we amended the 2008 Equity Plan to reflect the IPO Reorganization Transactions (see Note 1–Background of Company–Initial Public Offering). Consequently, the number of restricted shares and options along with the associated exercise prices has been retroactively revised to reflect the IPO Reorganization Transactions. We also granted certain shares and options under the amended plan. Further, certain repurchase rights that were included in various share-based compensation awards contractually expired. As a result, (i) certain awards have been deemed granted under the provisions of FASB ASC 718 and (ii) certain awards previously accounted for as liability awards are now treated as equity awards under the provisions of FASB ASC 718. Further, upon consummation of the IPO, anti-dilution options were granted to certain individuals in accordance with the existing terms of their side letters to a management shareholders agreement (the “Management Shareholders Agreement”).

The items described here and above resulted in a pre-tax charge of $21.3 million (the “IPO-Related Compensation Charges”), $2.4 million of which was included in direct costs of revenue and $18.9 million of which was included in selling, general and administrative expenses on our consolidated statement of operations for the year ended December 31, 2013.

Also, in connection with the IPO, in April 2013, our board of directors adopted the 2013 Equity Plan. The 2013 Equity Plan provides for a variety of equity based awards, including incentive stock options (within the meaning of Section 422 of the United States Internal Revenue Service Tax Code), restricted shares, restricted share units, other share-based awards and performance compensation awards. Under the 2013 Equity Plan, an aggregate of 10,000,000 common shares are available for awards (as defined in the 2013 Equity Plan). Following the IPO, no new awards may be granted under the 2008 Equity Plan except those granted in connection with the IPO Reorganization Transactions and completion of the IPO. Total shares available for future issuance under the 2013 Equity Plan were 8.0 million as of December 31, 2013.

For all share-based awards, we recognize the compensation costs over the vesting period during which the employee provides service in exchange for the award. Compensation expense in 2013 also includes the IPO-Related Compensation Charges discussed above. During the years ended December 31, 2011, 2012 and 2013, we recorded compensation expense of $8.4 million, $4.8 million and $25.3 million, respectively.

Stock Options

Stock options expire 10 years from the date of grant and vest monthly over service periods ranging from two to five years.

Stock Option activity during 2013 was as follows:

	Number of Stock Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2013	2,799	$14.62
Granted (a)	925	24.36
Exercised	(380)	6.40
Cancelled (b)	(1,766)	18.00
Forfeited	(9)	27.00
Expired	(1)	27.00

Outstanding at December 31, 2013	1,568	$18.48	5.6	$9.3

Exercisable at December 31, 2013	1,144	$15.22	4.3	$9.2

(a)	Includes 0.4 million options granted to certain employees at a weighted average exercise price of $21.25 per option, which were deemed granted upon expiration of certain repurchase provisions in connection with the IPO.
(b)	In connection with the IPO, the unvested portion of certain options based on performance were cancelled and forfeited and new grants of time-based restricted share units (“RSUs”) and options were awarded.

We measure the fair value of stock options at the date of grant using a Black-Scholes option pricing model. The weighted average grant date fair value of options granted during the year ended December 31, 2013 was $7.85. The following assumptions were used in estimating the fair value of options using the Black-Scholes option pricing model during the year ended December 31, 2013: risk-free interest rates of 0.6%; dividend yields of 0.0%; expected volatility of 59.4%; and expected life of 4 years.

Due to certain repurchase provisions, stock option awards granted to certain employees were classified as liability awards prior to the IPO. The weighted average fair value of these liability awards was $21.21 and $19.31 as of December 31, 2011 and 2012, respectively. Prior to the IPO, the fair value of these liability awards was measured using estimates of enterprise value based on a combination of income and market approach valuation techniques.

Further, certain options granted to employees (other than certain executives) were deemed not granted and therefore, no compensation expense was recorded on vesting of these options. However, in the event of voluntary termination by the employee and other defined circumstances, these options could be repurchased at the lesser of fair market value and the exercise price.

There were no exercises of stock options during the years ended December 31, 2011 and 2012. The total intrinsic value of stock options exercised during the year ended December 31, 2013 was $5.6 million. As of December 31, 2013, there was $3.4 million of total unrecognized compensation cost related to unvested options, which is expected to be recognized over a weighted average period of 2 years.

During the years ended December 31, 2011, 2012 and 2013, we recorded compensation expense associated with stock option awards of $3.8 million, a credit of $0.1 million and a credit of $0.4 million, respectively. During the year ended December 31, 2013, we received cash of $2.4 million from the exercise of stock options.

Anti-Dilution Options

In connection with the IPO Reorganization Transactions and upon consummation of the IPO, options were granted to certain individuals in accordance with the existing terms of their side letters to the Management Shareholders Agreement, which, when taken together with the common shares received in connection with the reclassification of our outstanding former Class B Shares, preserved their ownership interests represented by their outstanding former Class B Shares immediately prior to the reclassification.

These options expire five years from the date of grant except for options granted to one of the individuals, whose options expire 18 months from the date of grant.

Anti-Dilution Option activity during 2013 was as follows:

	Number of Anti- Dilution Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 1, 2013	—	$—
Granted	2,423	18.00
Exercised	(20)	18.00
Forfeited	—	—
Expired	—	—

Outstanding at December 31, 2013	2,403	$18.00	3.6	$10.9

Exercisable at December 31, 2013	2,403	$18.00	3.6	$10.9

We measured the fair value of anti-dilution option grants at the date of grant using a Black-Scholes option pricing model. The weighted average grant date fair value of anti-dilution options granted during the year ended December 31, 2013 was $5.97. The following assumptions were used in estimating the fair value of options using the Black-Scholes option pricing model during the year ended December 31, 2013: risk-free interest rates of 0.3%; dividend yields of 0.0%; expected volatility of 60.8%; and expected life of 2 years. No grants of anti-dilution options were made during the years ended December 31, 2011 and 2012.

The total intrinsic value of anti-dilution options exercised during the years ended December 31, 2013 was $0.1 million. All anti-dilution options were fully vested as of December 31, 2013. During the year ended December 31 2013, we recorded compensation expense associated with anti-dilution option awards of $14.5 million and received cash of $0.4 million from the exercise of anti-dilution options.

Time-based RSUs

Time-based RSUs vest over periods ranging from six months to three years from the date of grant.

Time-based RSUs activity during 2013 was as follows:

	Number of Time-based RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 1, 2013	—	$—
Granted (a)	964	20.13
Vested	(123)	20.00
Forfeited	(24)	20.10

Outstanding at December 31, 2013	817	$20.15	1.8	$18.4

(a)	Includes time-based RSUs granted in consideration of the cancellation and forfeiture of certain unvested performance options under the 2008 Equity Plan, as discussed above.

The fair value of time-based RSUs is deemed to be the market price of common shares on the date of grant. The weighted average grant date fair value of time-based RSUs granted during the year ended December 31, 2013 was $20.13. There were no such grants during the years ended December 31, 2011 and 2012. The total intrinsic value of time-based RSUs vested during the year ended December 31, 2013 was $2.5 million. As of December 31, 2013, there was $13.2 million of total unrecognized compensation cost related to unvested time-based RSUs, which is expected to be recognized over a weighted average period of 2 years.

During the year ended December 31, 2013, we recorded compensation expense associated with these time-based RSUs of $5.7 million.

Performance-based RSUs

Performance-based RSUs vest after three years from the date of grant upon achievement of certain performance conditions. Two-thirds of these grants are subject to vesting upon achievement of an adjusted EBITDA target. The remaining one-third of these grants is subject to vesting upon achievement of a relative shareholder return (“RSR”), which is based on the Company’s relative shareholder return percentile ranking versus the S&P 900 Index target.

Performance-based RSUs activity during 2013 was as follows:

	Number of Performance- based RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 1, 2013	—	$—
Granted	566	21.96
Vested	—	—
Forfeited	(16)	21.96

Outstanding at December 31, 2013	550	$21.96	2.2	$12.4

We measure the fair value of performance-based RSUs at the date of grant using the market price of our common shares (to measure the award based on an adjusted EBITDA target) and a Monte Carlo simulation model (to measure the award based on an RSR target).

The weighted average grant date fair value of performance-based RSUs granted during the year ended December 31, 2013 was $21.96. There were no performance-based RSU grants during the years ended December 31, 2011 and 2012. As of December 31, 2013, there was $3.6 million of total unrecognized compensation cost related to unvested performance-based RSUs, which is expected to be recognized over a weighted average period of 2 years.

Achievement of the adjusted EBITDA target is not currently considered probable, therefore, no compensation cost associated with these awards (based on the adjusted EBITDA condition) has been recognized during the year ended December 31, 2013. We recorded compensation expense associated with the performance-based RSUs (based on the RSR condition) of $1.1 million during the year ended December 31, 2013.

Restricted Shares

Restricted shares vest over periods from six months to five years from the date of grant.

Restricted Shares activity during 2013 was as follows:

	Number of Restricted Shares (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)

Non-vested at January 1, 2013	8	$151.32
Granted (a)	177	18.00
Vested	(184)	23.94
Forfeited	(1)	18.00

Non-vested at December 31, 2013	—	$—	—	$—

(a)	Includes 0.1 million shares granted to certain employees which were deemed granted upon expiration of certain repurchase provisions in connection with the IPO.

Prior to the IPO, due to certain repurchase provisions, certain restricted shares granted to employees (other than certain executives) were deemed not granted and accordingly, no compensation cost was recorded for vesting of these awards. However, in the event of voluntary termination by the employee and other defined circumstances, these awards could be repurchased by the Company. In connection with the IPO, the repurchase provisions that were included in the restricted share grant agreements held by other awardees contractually expired, and these awards are now classified as equity awards and were recorded at the IPO common share offering price of $18.00 per share.

Prior to the IPO, the fair value of restricted shares granted to certain executives was based on an estimate of fair value using a combination of income and market approaches. Following the IPO, the fair value of restricted shares is the market price of our common shares on the date of grant.

There were no grants of restricted shares during the years ended December 31, 2011 and 2012. The total intrinsic value of restricted shares vested during the year ended December 31, 2013 was $4.2 million.

During the years ended December 31, 2011, 2012 and 2013, we recorded compensation expense associated with restricted shares of $4.6 million, $4.8 million and $4.5 million, respectively.